December 7, 2005

                             MMA PRAXIS MUTUAL FUNDS

                       MMA PRAXIS INTERMEDIATE INCOME FUND
                           MMA PRAXIS CORE STOCK FUND
                          MMA PRAXIS INTERNATIONAL FUND
                           MMA PRAXIS VALUE INDEX FUND

                  SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF
                    ADDITIONAL INFORMATION DATED MAY 1, 2005

                            NOTICE OF ADDRESS CHANGE

Effective November 28, 2005, the address of Integrated Fund Services, Inc., the Funds' Administrator, Fund Accountant and Transfer Agent, and IFS Fund Distributors, Inc., the Funds' Distributor, is 303 Broadway, Suite 1100, Cincinnati, Ohio 45202-4203. All references in the Prospectus and Statement of Additional Information to the prior address of 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202 should be replaced with the new address.